SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 05/25/2011

Collection Period 02/01/2011 - 04/30/2011

I.	Deal Parameters
A	Student Loan Portfolio Characteristics	01/31/2011	04/30/2011
	Principal Balance	$760,520,486.72	$736,760,178.52
	Interest to be Capitalized Balance	17,610,829.04	16,190,641.68
	Pool Balance	$778,131,315.76	$752,950,820.20
	Capitalized Interest Account Balance	$80,000,000.00	$80,000,000.00
	Specified Reserve Account Balance	1,945,328.29	1,882,377.05
	Adjusted Pool (1)	$860,076,644.05	$834,833,197.25
	Weighted Average Coupon (WAC)	5.42%	5.42%
	Weighted Average Remaining Term	202.76	203.57
	Number of Loans	102,605	97,641
	Number of Borrowers	45,919	43,780
	Aggregate Outstanding Principal Balance - Tbill	$30,780,811.78	$29,763,785.85
	Aggregate Outstanding Principal Balance - Commercial Paper	$747,350,503.98	$723,187,034.35
	Pool Factor	0.971912762	0.940461457
	Since Issued Constant Prepayment Rate	1.09%	3.04%

	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities Cusip/Isin	02/25/2011	05/25/2011
	A 78444WAA7	$827,932,064.61	$799,950,349.59

C	Account Balances	02/25/2011	05/25/2011
	Reserve Account Balance	$1,945,328.29	$1,882,377.05
	Capitalized Interest Account Balance	$80,000,000.00	$80,000,000.00

D	Asset / Liability	02/25/2011	05/25/2011
	Adjusted Pool Balance	$860,076,644.05	$834,833,197.25
	Total Notes	$827,932,064.61	$799,950,349.59
	Difference	$32,144,579.44	$34,882,847.66

	Parity Ratio	1.03883	1.04361

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

II.	Trust Activity 02/01/2011 through 04/30/2011
A	Student Loan Principal Receipts
	Borrower Principal	4,336,469.68
	Guarantor Principal	17,495,839.45
	Consolidation Activity Principal	7,924,411.60
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	85,019.33
	Total Principal Receipts	$29,841,740.06
B	Student Loan Interest Receipts
	Borrower Interest	2,341,472.40
	Guarantor Interest	1,051,769.65
	Consolidation Activity Interest	165,542.43
	Special Allowance Payments	36,263.09
	Interest Subsidy Payments	1,400,369.48
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	158,329.08
	Total Interest Receipts	$5,153,746.13
C	Reserves in Excess of Requirement	$62,951.24
D	Investment Income	$35,713.17
E	Funds Borrowed from Next Collection Period	$-
F	Funds Repaid from Prior Collection Period	$-
G	Loan Sale or Purchase Proceeds	$-
H	Initial Deposits to Collection Account	$-
I	Excess Transferred from Other Accounts	$-
J	Other Deposits	$-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(296,832.25)
	Consolidation Loan Rebate Fees to Dept. of Education	$(1,183,277.31)
	Floor Income Rebate Fees to Dept. of Education	$(3,038,793.54)
M	AVAILABLE FUNDS	$30,575,247.50
N	Non-Cash Principal Activity During Collection Period	$(6,081,431.86)
O	Non-Reimbursable Losses During Collection Period	$438,577.79
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$85,942.96
Q	Aggregate Loan Substitutions	$-

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

III.	2010-01 Portfolio Characteristics

		04/30/2011				01/31/2011
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal

INTERIM:	IN SCHOOL	5.45%	7,760	$47,735,552.57	6.479%	5.48%	8,556	$52,615,101.03	6.918%

	GRACE	5.52%	2,043	$11,446,320.79	1.554%	5.38%	2,613	$14,743,699.53	1.939%

	DEFERMENT	5.15%	21,268	$142,799,894.03	19.382%	5.13%	21,415	$145,809,358.63	19.172%

REPAYMENT:	CURRENT	4.94%	28,379	$250,401,641.59	33.987%	4.87%	26,917	$240,240,756.38	31.589%

	31-60 DAYS DELINQUENT	5.94%	4,837	$36,169,369.28	4.909%	5.54%	3,333	$22,717,236.77	2.987%

	61-90 DAYS DELINQUENT	5.87%	2,597	$15,938,043.04	2.163%	5.71%	2,799	$18,146,740.21	2.386%

	91-120 DAYS DELINQUENT	5.75%	2,312	$13,512,671.71	1.834%	5.64%	2,228	$13,780,781.79	1.812%

	> 120 DAYS DELINQUENT	5.95%	10,370	$53,160,958.88	7.216%	6.03%	13,941	$65,390,771.25	8.598%

	FORBEARANCE	6.00%	15,230	$154,718,001.78	21.000%	6.07%	18,068	$174,162,798.93	22.900%

	CLAIMS IN PROCESS	5.97%	2,845	$10,877,724.85	1.476%	6.02%	2,729	$12,864,760.41	1.692%

	AGED CLAIMS REJECTED	0.00%	0	$0.00	0.000%	2.41%	6	$48,481.79	0.006%

TOTAL			97,641	$736,760,178.52	100.00%		102,605	$760,520,486.72	100.00%

* Percentages may not total 100% due to rounding

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

IV.	2010-01 Portfolio Characteristics (cont’d)

	04/30/2011	01/31/2011
Pool Balance	$752,950,820.20	$778,131,315.76
Total # Loans	97,641	102,605
Total # Borrowers	43,780	45,919
Weighted Average Coupon	5.42%	5.42%
Weighted Average Remaining Term	203.57	202.76
Non-Reimbursable Losses	$438,577.79	$133,139.77
Cumulative Non-Reimbursable Losses	$575,115.81	$136,538.02
Since Issued Constant Prepayment Rate (CPR)	3.04%	1.09%

Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Borrower Interest Accrued	$8,601,840.00	$9,097,126.77
Interest Subsidy Payments Accrued	$1,305,783.94	$1,413,595.73
Special Allowance Payments Accrued	$31,936.34	$13,758.49

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

V.	2010-01 Portfolio Statistics by School and Program
A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	4.85%	40,978	$132,527,117.91	17.988%
	- GSL - Unsubsidized	5.35%	30,859	144,522,784.36	19.616%
	- PLUS (2) Loans	8.20%	1,518	17,540,330.58	2.381%
	- SLS (3) Loans	3.46%	946	6,260,828.91	0.850%
	- Consolidation Loans	5.53%	23,340	435,909,116.76	59.166%
	Total	5.42%	97,641	$736,760,178.52	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	5.17%	58,033	$254,927,693.25	34.601%
	- Two Year	5.69%	13,845	38,878,648.52	5.277%
	- Technical	6.14%	2,413	7,013,551.61	0.952%
	- Other	5.53%	23,350	435,940,285.14	59.170%
	Total	5.42%	97,641	$736,760,178.52	100.000%

*Percentages may not total 100% due to rounding.

(1)           Guaranteed Stafford Loan

(2)           Parent Loans for Undergraduate Students

(3)           Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance

Total Available Funds			$30,575,247.50

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$30,555,247.50

B	Primary Servicing Fee	$144,966.25	$30,410,281.25

C	Class A Noteholders’ Interest Distribution Amount	$2,428,566.23	$27,981,715.02

D	Class A Noteholders’ Principal Distribution Amount	$27,981,715.02	$-

E	Reserve Account Reinstatement	$-	$-

F	Additional Principal Distribution Amount	$-	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

VII.	2010-01 Distributions

Distribution Amounts

A

Cusip/Isin	78444WAA7
Beginning Balance	$827,932,064.61
Index	LIBOR
Spread/Fixed Rate	0.88%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	02/25/2011
Accrual Period End	05/25/2011
Daycount Fraction	0.24722222
Interest Rate*	1.18650%
Accrued Interest Factor	0.002933292
Current Interest Due	$2,428,566.23
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$2,428,566.23
Interest Paid	$2,428,566.23
Interest Shortfall	$-
Principal Paid	$27,981,715.02
Ending Principal Balance	$799,950,349.59
Paydown Factor	0.032727152
Ending Balance Factor	0.935614444

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$827,932,064.61
	Adjusted Pool Balance	$834,833,197.25
	Overcollateralization Amount	$58,438,323.81
	Principal Distribution Amount	$51,537,191.17
	Principal Distribution Amount Paid	$27,981,715.02

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,945,328.29
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,945,328.29

	Required Reserve Acct Balance	$1,882,377.05
	Release to Collection Account	$62,951.24
	Ending Reserve Account Balance	$1,882,377.05

C	Capitalized Interest Account
	Beginning Period Balance	$80,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$80,000,000.00

Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2011 - 04/30/2011, Distribution Date 05/25/2011